Related Party Transaction (Details) - Schedule of Related Parties		6 Months Ended	12 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Siu Ping Lo [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company		Responsible officer of YeeTah	Responsible officer of YeeTah
Huihe Zheng [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company		Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Ouya Properties Group Ltd. [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company		A company controlled by Huihe Zheng	A company controlled by Huihe Zheng
Tim Shannon [Member]
Schedule of Related Parties [Line Items]
Related party, Relationship with the Company	[1]	Former Chief Financial Officer(1)

[1]	Tim Shannon resigned as the Chief Financial Officer of the Company effective as of August 5, 2024.